Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 504,158	$ 404,121	$ 370,325
Transportation [Member]
Revenues:
Total revenues	484,754	383,211	346,039
Warehouse storage management service [Member]
Revenues:
Total revenues	16,432	18,160	20,322
Others [Member]
Revenues:
Total revenues	$ 2,972	$ 2,750	$ 3,964